BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2022
BORROWINGS
Schedule of borrowings

	December 31, 2022	December 31, 2021
	$	$
Opening balance	2,129	1,793
New borrowings	—	2,281
Repayments	(208)	(2,000)
Accretion of issue costs	—	9
Interest	67	46
Ending balance	1,988	2,129
Current portion	225	208
Non-current portion	1,763	1,921